Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits	$ 9,475,638	$ 8,817,707
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(18,003)	(32,459)
Net assets available for benefits per the Form 5500	$ 9,457,635	$ 8,785,248